2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - R$ / $	Dec. 31, 2018	Dec. 31, 2017
BRL/USD
Disclosure of fair value measurement of assets [line items]
Exchange rate	3.8748	3.3080
BRL/EUR
Disclosure of fair value measurement of assets [line items]
Exchange rate	4.4390	3.9693